Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Effect of Acquisitions on Consolidated Balance Sheet
The following table sets out the overall impact of the Paula’s Choice acquisition and the other acquisitions in 2021 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances of the Paula's Choice acquisition are provisional. These balances remain provisional due to there being outstanding relevant information in regards to the facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million	€ million	€ million
	2021	2020(a)	2019
Net assets acquired	1,372	3,857	771
Non-controlling interest	(14)	(27)	(25)
Goodwill	759	2,507	421
Total payment for acquisition	2,117	6,337	1,167
Total consideration	2,117	6,337	1,167
(a)In 2020, we acquired the Horlicks and Boost Brands from GlaxoSmithKline Consumer Healthcare Limited. Of the net assets acquired, €3,345 million related to brands, €746 million related to deferred tax liabilities and €2,090 million related to goodwill. The total consideration paid was €5,294 million comprised of €449 million in cash and €4,845 million in shares of Hindustan Unilever Limited. This resulted in a dilution of Unilever’s interest in Hindustan Unilever Limited from 67.2% to 61.9%.
In 2021, the net assets acquired and total payment for acquisitions consist of:

	Paula's Choice acquisition	Other acquisitions	€ million 2021
Intangible assets	1,584	160	1,744
Other non-current assets	4	4	8
Trade and other receivables	15	6	21
Other current assets(a)	48	35	83
Non-current liabilities(b)	(385)	(43)	(428)
Current liabilities(c)	(43)	(13)	(56)
Net assets acquired	1,223	149	1,372
Non-controlling interest	—	(14)	(14)
Goodwill	609	150	759
Total consideration	1,832	285	2,117
Of which:
Cash consideration paid	1,818	270	2,088
Deferred consideration	14	15	29
(a)Other current assets include inventories of €29 million, cash of €17 million in Paula's Choice with the remaining €35 million split between cash of €14 million and inventories of €13 million in Onnit.
(b)Non-current liabilities include deferred tax of €384 million related to Paula’s Choice.
(c)Current liabilities include trade and other payable of €36 million in Paula’s Choice.

Summary of Impact of Disposals

	€ million	€ million	€ million
	2021	2020	2019
Goodwill and intangible assets	3	1	82
Other non-current assets	4	21	19
Current assets	10	5	15
Trade creditors and other payables	(3)	(1)	(12)
Net assets sold	14	26	104
Profit/(loss) on sale attributable to Unilever	35	9	65
Consideration	49	35	169
Cash	40	34	168
Cash balances of businesses sold	3	—	1
Non-cash items and deferred consideration	6	1	—
	49	35	169